Allowances for Loan Losses(Table)	12 Months Ended
Dec. 31, 2019
Reconciliation Of Changes In Allowance Account For Credit Losses Of Financial Assets Abstract [Abstract]
Disclosure Of Changes In The Allowance Account For Credit Losses Of Loans [Text Block]

Changes in the allowances for loan losses for the years ended December 31, 2018 and 2019, are as follows:

	2018
	Retails						Corporates						Credit cards
	The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses				The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses				The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses
			Non-impaired		Impaired				Non-impaired		Impaired				Non-impaired		Impaired
	(In millions of Korean won)
Beginning[2]	￦	249,226	￦	196,387	￦	186,766	￦	208,354	￦	275,722	￦	865,063	￦	154,076	￦	260,162	￦	213,181
Transfer between stages
Transfer to 12-month expected credit losses		106,143		(105,597)		(546)		38,360		(36,402)		(1,958)		45,824		(44,706)		(1,118)
Transfer to lifetime expected credit losses (non-impaired)		(99,242)		115,493		(16,251)		(36,518)		47,001		(10,483)		(23,345)		24,438		(1,093)
Transfer to lifetime expected credit losses (impaired)		(2,107)		(49,241)		51,348		(2,746)		(31,157)		33,903		(2,007)		(11,804)		13,811
Write-offs		—		(2)		(380,698)		—		(6)		(233,314)		—		—		(465,415)
Disposal		(1,707)		(1,795)		(1,661)		(72)		—		(14,172)		—		—		(47)
Provision (reversal) for loan losses[1,3]		(15,533)		60,180		350,578		7,927		62,901		58,515		5,919		61,935		488,975
Business combination		172		—		—		22		—		—		—		—		—
Others (change of currency ratio, etc.)		488		318		178		(1,015)		597		25,321		—		—		(7,845)

Ending	￦	237,440	￦	215,743	￦	189,714	￦	214,312	￦	318,656	￦	722,875	￦	180,467	￦	290,025	￦	240,449

[1]

Provision for credit losses in statements of comprehensive income also includes provision (reversal) for due from financial institutions (Note 7), and provision (reversal) for securities (Note 12), provision for unused commitments and guarantees (Note 23), provision (reversal) for financial guarantees contracts (Note 23), and provision (reversal) for other financial assets (Note 18).

[2]	Prepared in accordance with IFRS 9.
[3]	Recovery of written-off loans amounting to ￦ 428,890 million is included

	2019
	Retails						Corporates						Credit cards
	The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses				The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses				The financial instruments applying 12-month expected credit losses		The financial instruments applying lifetime expected credit losses
			Non-impaired		Impaired				Non-impaired		Impaired				Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	237,440	￦	215,743	￦	189,714	￦	214,312	￦	318,656	￦	722,875	￦	180,467	￦	290,025	￦	240,449
Transfer between stages
Transfer to 12-month expected credit losses		168,460		(167,957)		(503)		59,848		(46,312)		(13,536)		51,542		(50,627)		(915)
Transfer to lifetime expected credit losses (non-impaired)		(144,590)		160,509		(15,919)		(53,696)		141,398		(87,702)		(23,537)		24,529		(992)
Transfer to lifetime expected credit losses (impaired)		(1,619)		(54,736)		56,355		(2,250)		(36,656)		38,906		(2,388)		(14,377)		16,765
Write-offs		(2)		24		(443,034)		—		2		(239,319)		—		—		(506,255)
Disposal		(486)		(70)		(782)		—		—		(8,909)		—		—		—
Provision (reversal) for loan losses[1,2]		19,152		71,231		424,758		(3,540)		(89,234)		80,216		3,567		16,633		524,652
Others (change of currency ratio, etc.)		25		161		(2,552)		395		2,456		(40,924)		—		—		(9,830)

Ending	￦	278,380	￦	224,905	￦	208,037	￦	215,069	￦	290,310	￦	451,607	￦	209,651	￦	266,183	￦	263,874

[1]

Provision for credit losses in statements of comprehensive income also includes provision (reversal) for due from financial institutions (Note 7), and provision (reversal) for securities (Note 12), provision for unused commitments and guarantees (Note 23), provision (reversal) for financial guarantees contracts (Note 23), and provision (reversal) for other financial assets (Note 18).

[2]	Recovery of written-off loans amounting to ￦ 390,041 million is included.

The Group manages the contractual amount outstanding on financial assets that were written-off due to incomplete extinctive prescription and uncollected receivables during the reporting period, in which are still subject to enforcement activities; the balance of those written-off loans are respectively ￦ 12,067,272 million and ￦ 11,264,785 million as of December 31, 2018 and 2019.

Disclosure Of Changes In The Book Value Of Loans At Amortized Cost[Text Block]

Changes in the book value of loans at amortized cost for the year ended December 31, 2018 and 2019, are as follows:

	2018
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	262,092,823	￦	27,216,234	￦	2,270,094
Transfer between stages
Transfer to 12-month expected credit losses		8,399,033		(8,322,782)		(76,251)
Transfer to lifetime expected credit losses		(11,867,144)		11,938,263		(71,119)
Transfer to lifetime expected credit losses (impaired)		(780,095)		(901,109)		1,681,204
Write-offs		—		(8)		(1,079,427)
Disposal		(490,070)		(10,557)		(192,415)
Net increase(decrease)
(Execution, repayment and others)		35,941,823		(3,502,876)		(434,337)

Ending	￦	293,296,370	￦	26,417,165	￦	2,097,749

	2019
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	293,296,370	￦	26,417,165	￦	2,097,749
Transfer between stages
Transfer to 12-month expected credit losses		54,530,173		(54,412,664)		(117,509)
Transfer to lifetime expected credit losses		(57,514,696)		58,078,679		(563,983)
Transfer to lifetime expected credit losses (impaired)		(564,375)		(1,792,641)		2,357,016
Write-offs		(2)		26		(1,188,608)
Disposal		(889,880)		(18,163)		(188,080)
Net increase(decrease)
(Execution, repayment and others)		27,519,419		(4,458,294)		(495,627)

Ending	￦	316,377,009	￦	23,814,108	￦	1,900,958